UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (22,711)	$ (12,217)	$ (21,055)	$ (15,569)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	123	184	226	585
Amortization of right of use asset	259	233	318
Amortization of discount on debt issued	4,524	1,218	2,389
Derivative loss	7,040	441	4,291
Loss on disposal of property and equipment				58
Provision for excess and obsolete inventory	643	563	108	879
Stock-based compensation	528	660	886	133
Changes in operating assets and liabilities:
Accounts receivable	(379)	114	116	253
Inventory	921	(1,596)	(1,330)	(446)
Prepaid expenses and other assets	(105)	(311)	(72)	120
Accounts payable	(2,173)	2,012	2,210	1,606
Accrued expenses and other liabilities	318	198	350	1,747
Operating lease obligation	(284)	(221)	(311)
Net cash used in operating activities	(11,296)	(8,722)	(11,874)	(10,634)
Cash flows from investing activities:
Increase in note receivable from related party				(2)
Purchase of property and equipment				(7)
Net cash used in investing activities				(9)
Cash flows from financing activities:
Proceeds from loans from related parties	2,908	5,996	9,419	4,920
Repayments of loans from related parties	(8,214)	(1,150)	(1,322)	(880)
Issuance of convertible notes	2,000	3,700	3,700	4,160
Payments of convertible notes	(25)
Proceeds from issuance of Common Stock	15,209
Proceeds from subscription of Common Stock	2,235
Proceeds from issuance of Preferred Stock				2,650
Repayment of finance lease obligations	(52)	(38)	(56)	(10)
Net cash provided by financing activities	14,061	8,508	11,741	10,840
Effect of exchange rate changes on cash and cash equivalents	(48)	(24)	(15)	(105)
Net increase (decrease) in cash and cash equivalents	2,717	(238)	(148)	92
Cash and cash equivalents at beginning of the period	96	244	244	152
Cash and cash equivalents at end of the period	2,813	6	96	244
Supplemental disclosure of cash flow information:
Cash paid for interest	254		1	1
Cash paid for income taxes	17			1
Non-cash financing activities:
Interest added to principal on convertible notes			56	139
Derivative liability recognized on issuance of convertible notes	4,447	2,468	2,468
Right of use assets acquired under finance leases			203
Forgiveness of stockholder liabilities				620
Right of use assets acquired under operating leases			$ 43
Property and equipment acquired under finance leases		203
Interest added to principal on convertible note		56
Preferred stock conversion to common stock	20,265
Conversion of convertible note and accrued interest to common stock	18,245
Derecognition of derivative liability upon conversion of the convertible notes	$ 18,246